RELATED PARTY TRANSACTIONS - Transactions with TCCC (Details) - TCCC - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 28, 2019	Jun. 29, 2018	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Amounts affecting revenue[1]	€ 31	€ 29
Amounts affecting cost of sales[2]	(1,610)	(1,429)
Amounts affecting operating expenses[3]	(10)	2
Total net amount affecting the Consolidated Income Statement	(1,589)	€ (1,398)
Amount due from	108		€ 101
Amounts payable	€ 356		€ 166